Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue
Mobile	$ 108,485	$ 188,654	$ 140,889
Software	34,435	90,452	40,821
Software maintenance and consulting	360,322	391,795	437,581
Total revenue	503,242	670,901	619,291
Operating expenses
Cost of revenue	15,774	18,600	67,137
Selling, general and administrative	542,688	677,325	768,194
Research and development	49,031	76,243	148,604
Amortization of intangible assets
Total operating expenses	607,493	772,168	987,878
Income (loss) from operations	(104,251)	(101,267)	(368,587)
Other income:
Gain on disposition of assets	45,758	582
Gain on settlement		9,008	5,782
Interest income , net	15,591	22,229	51,273
Total other income	61,349	31,819	57,055
Income tax benefit			(148)
Income (loss) from continuing operations	(42,902)	(69,443)	(311,680)
Loss from discontinued operations
Net income (loss)	$ (42,902)	$ (69,448)	$ (311,680)
Other comprehensive income, net of tax
Foreign currency translation adjustment	$ (5,781)	$ (32,570)	$ (43,034)
Comprehensive Income	$ (48,683)	$ (102,018)	$ (354,714)
Basic and diluted income (loss) per share from continuing operations	$ (0.005)	$ (0.009)	$ (0.002)
Basic and diluted loss per share from discontinued operations	$ (.000)	$ 0.000	$ 0.000
Weighted average number of shares outstanding	8,126,222	7,973,352	148,774,284